The financial results of the discontinued operations are as follows: (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Sales				$ 3,025,000	$ 3,024,000	$ 18,879,000
Cost of sales				2,050,000	2,167,000	12,965,000
Selling, general and administrative expenses				500,000	520,000	2,684,000
Restructuring expenses		$ 445,000		764,000	960,000	0
Gain on sale of assets		122,000		(2,039,000)	(2,247,000)	(2,990,000)
Operating income before income taxes		(567,000)		1,750,000	1,624,016	6,220,000
Income tax expense		2,000		5,000		2,000
Income from discontinued operations		$ (568,745)		$ 1,744,607	$ 1,624,016	$ 6,218,430